COMMITMENTS - Arrangements with suppliers and sponsors (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 36,102
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	24,071
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	9,031
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	3,000
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 0